UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $2,608,957 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            PUT              01903Q958      906    31500 SH  PUT  SOLE    1               31500
ALLIED CAP CORP NEW            PUT              01903Q958    13479   468500 SH  PUT  SOLE                   468500
ALLIED CAP CORP NEW            CALL             01903Q908     1815    63100 SH  CALL SOLE    1               63100
ALLIED CAP CORP NEW            CALL             01903Q908    26955   936900 SH  CALL SOLE                   936900
AMERICAN HOME MTG INVT CORP    COM              02660R107     6852   185900 SH       SOLE    1              185900
AMERICAN HOME MTG INVT CORP    COM              02660R107    63919  1734100 SH       SOLE                  1734100
AMERIPRISE FINL INC            COM              03076C106    21191   474400 SH       SOLE    1              474400
AMERIPRISE FINL INC            COM              03076C106   298199  6675600 SH       SOLE                  6675600
APPLICA INC                    COM              03815A106      417    94450 SH       SOLE    1               94450
APPLICA INC                    COM              03815A106     2479   560750 SH       SOLE                   560750
CF INDS HLDGS INC              COM              125269100     6493   455300 SH       SOLE    1              455300
CF INDS HLDGS INC              COM              125269100    66767  4682100 SH       SOLE                  4682100
D R HORTON INC                 COM              23331A109     3151   132300 SH       SOLE    1              132300
D R HORTON INC                 COM              23331A109    44489  1867700 SH       SOLE                  1867700
FIELDSTONE INVT CORP           COM              31659U300     3399   371100 SH       SOLE    1              371100
FIELDSTONE INVT CORP           COM              31659U300    18605  2031150 SH       SOLE                  2031150
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     2067   111900 SH       SOLE    1              111900
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    26507  1435145 SH       SOLE                  1435145
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    44003  1517350 SH       SOLE    1             1517350
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107   333391 11496250 SH       SOLE                 11496250
FREESCALE SEMICONDUCTOR INC    CL B             35687M206   230160  7828559 SH       SOLE                  7828559
GENWORTH FINL INC              COM CL A         37247D106     6853   196700 SH       SOLE    1              196700
GENWORTH FINL INC              COM CL A         37247D106    89894  2580200 SH       SOLE                  2580200
HOSPIRA INC                    COM              441060100    20512   477683 SH       SOLE    1              477683
HOSPIRA INC                    COM              441060100   198130  4614117 SH       SOLE                  4614117
INTERNATIONAL COAL GRP INC N   COM              45928H106    19186  2668361 SH       SOLE                  3668361
LIVE NATION INC                COM              538034109     2337   114800 SH       SOLE    1              114800
LIVE NATION INC                COM              538034109    33232  1632200 SH       SOLE                  1632200
M D C HLDGS INC                COM              552676108    16908   325600 SH       SOLE    1              325600
M D C HLDGS INC                COM              552676108   213141  4104400 SH       SOLE                  4104400
MEDICAL PPTYS TRUST INC        COM              58463J304     2042   185000 SH       SOLE    1              185000
MEDICAL PPTYS TRUST INC        COM              58463J304    13615  1233200 SH       SOLE                  1233200
MERCER INTL INC                COM              588056101    16447  1894830 SH       SOLE                  1894830
MERCER INTL INC                NOTE  8.500%10/1 588056AG6    19143 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   160394  4730000 SH       SOLE                  4730000
MICROSOFT CORP                 COM              594918104    13710   588400 SH       SOLE    1              588400
MICROSOFT CORP                 COM              594918104   193660  8311600 SH       SOLE                  8311600
MICROSOFT CORP                 CALL             594918904     1994    85600 SH  CALL SOLE    1               85600
MICROSOFT CORP                 CALL             594918904    28179  1209400 SH  CALL SOLE                  1209400
NEW CENTURY FINANCIAL CORP M   COM              6435EV108   159883  3494700 SH       SOLE                  3494700
RADISYS CORP                   COM              750459109     1298    59100 SH       SOLE    1               59100
RADISYS CORP                   COM              750459109    18466   840900 SH       SOLE                   840900
STANDARD MICROSYSTEMS CORP     COM              853626109      343    15700 SH       SOLE    1               15700
STANDARD MICROSYSTEMS CORP     COM              853626109     4815   220569 SH       SOLE                   220569
TERNIUM SA                     SPON ADR         880890108      793    32800 SH       SOLE    1               32800
TERNIUM SA                     SPON ADR         880890108    11413   472200 SH       SOLE                   472200
WASHINGTON GROUP INTL INC      COM NEW          938862208     9707   181988 SH       SOLE    1              181988
WASHINGTON GROUP INTL INC      COM NEW          938862208   137618  2580012 SH       SOLE                  2580012
